Subsequent Events (Details) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended
	Mar. 23, 2026 USD ($) shares	Aug. 29, 2022 USD ($) $ / shares	Feb. 28, 2026 USD ($) $ / shares shares	Mar. 17, 2026 $ / shares	Aug. 19, 2025 $ / shares	Mar. 18, 2025 $ / shares	Aug. 20, 2024 $ / shares	Mar. 19, 2024 $ / shares	Mar. 14, 2023 $ / shares
Subsequent Events
Dividend declared ($ per share) | $ / shares					$ 0.3	$ 0.35	$ 0.35	$ 0.62	$ 0.37
Capped call options
Subsequent Events
Cap price | $ / shares		$ 36.48
Convertible senior notes
Subsequent Events
Principal amount		$ 1,000,000
Interest rate (as a percent)		1.50%
Conversion rate		31.6296
Principal amount denominator for conversion of debt		$ 1
Convertible senior notes | Capped call options
Subsequent Events
Principal amount		$ 1,000,000
Subsequent events | O 2025 H2 Dividends
Subsequent Events
Dividend declared ($ per share) | $ / shares				$ 0.39
Dividends Payable, Date Declared				Mar. 17, 2026
Dividends Payable, Date of Record				Apr. 08, 2026
Subsequent events | ADSs | O 2025 H2 Dividends
Subsequent Events
Dividend declared ($ per share) | $ / shares				$ 0.39
Subsequent events | Restricted Share Units
Subsequent Events
Number of share units granted | shares	410,982
Subsequent events | Ordinary share units | Class A ordinary shares
Subsequent Events
Number of ordinary share units granted | shares	864,109
Subscription price	$ 0
Subsequent events | Convertible senior notes
Subsequent Events
Principal amount			$ 1,500,000
Interest rate (as a percent)			0.925%
Conversion rate			32.313
Principal amount denominator for conversion of debt			$ 1
Repurchase of ordinary shares (in shares) | shares			18,254,400
Subsequent events | Convertible senior notes | Capped call options
Subsequent Events
Cap price | $ / shares			$ 35.9906